ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
ASSET RETIREMENT OBLIGATIONS
Asset retirement obligations at beginning of year	$ 44	$ 18
Accretion expense	2	2
Liabilities assumed in connection with the Rockwood acquisition		30
Liabilities settled	(4)	(1)
Foreign currency effect on reserve balance	(3)	(5)
Asset retirement obligations at end of year	$ 39	$ 44